Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 5,293,395	$ 2,604,267
Gross amounts offset in the Statement of Financial Condition	(4,061,401)	(2,285,777)
Net amounts of liabilities presented in the Statement of Financial Condition	1,231,994	318,490
Financial Instruments
Collateral Pledged	(1,231,994)	(318,490)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 887,903
Financial Instruments
Collateral Pledged	(887,903)
Net Amount
Counterparty K [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	344,091	$ 318,490
Financial Instruments
Collateral Pledged	(344,091)	(318,490)
Net Amount
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,968,600
Gross amounts offset in the Statement of Financial Condition	(2,080,697)
Net amounts of liabilities presented in the Statement of Financial Condition	887,903
Forward Currency Contracts [Member] | Counterparty K [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,324,795	2,604,267
Gross amounts offset in the Statement of Financial Condition	(1,980,704)	(2,285,777)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 344,091	$ 318,490